Dana Epiphany ESG Equity Fund
FUND SUMMARY DANA EPIPHANY ESG EQUITY FUND
Investment Objective
The investment objective of the Dana Epiphany ESG Equity Fund (the "Fund") is long-term growth of capital.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dana Epiphany ESG Equity Fund - USD ($)	Investor Class	Institutional Class
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)	none	none
Fee for Redemptions Paid by Wire	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dana Epiphany ESG Equity Fund		Investor Class	Institutional Class
Management Fees		0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.22%	1.22%
Total Annual Fund Operating Expenses		2.12%	1.87%
Fee Waiver/Expenses Reimbursement		(1.02%)	(1.02%)
Total Annual Fund Operating Expenses After Fee Waiver/Expenses Reimbursement	[2]	1.10%	0.85%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year, which are based on the expenses of the predecessor fund, the Epiphany FFV Fund, estimated for the current fiscal year.
[2]	Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement reflect that Dana Investment Advisors, Inc. (the "Adviser") has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until February 28, 2021, so that Total Annual Fund Operating Expenses do not exceed 0.85%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as "Acquired Funds Fees and Expenses"). Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or reimbursement and the expense limitation in place at the time of the repayment. This agreement may only be terminated by mutual consent of the Adviser and the Board of Trustees.

Expense Example :

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The numbers shown below reflect the Adviser's agreement to waive fees and/or reimburse Fund expenses through the expiration date of the agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Dana Epiphany ESG Equity Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class	112	433	919	2,261
Institutional Class	87	355	788	1,994

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example above, affect the Fund's performance. The Fund has adopted the historical performance of Epiphany FFV Fund (the "ESG Predecessor Fund"), a series of Epiphany Funds. During the ESG Predecessor Fund's most recent fiscal year ended October 31, 2018, the Fund's portfolio turnover rate was 23%.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through investment in publicly traded equity securities using a disciplined, risk-controlled investment process. The investment process is a sector-neutral relative-value approach that has been used by the Adviser since 1999.

The Fund employs a risk-controlled relative-value equity strategy. The Fund is designed to resemble the broad market, add value above market returns through superior stock selection and yet exhibit lower volatility than the market. The investment process combines quantitative and fundamental techniques. Individual securities in the Fund are chosen after fundamental research to identify companies with attractive valuations relative to peer companies, relative to the broader economic sector in which companies are members, and relative to the historical and forecasted growth the companies may exhibit.

The investment process seeks to minimize volatility (and thus control risk) by utilizing several strategies including, but not limited to, rebalancing the portfolio quarterly to be within 1% of its target benchmark sector weights, equally weighting position sizes within each sector, and maintaining positions at less than 4% of the portfolio. The Fund's benchmark is the Standard & Poor's 500® Index ("S&P 500"). "Sector-neutral, relative-value" refers to the Adviser striving to keep sector diversification within the Fund's portfolio similar to that in its target benchmark. To do this, the Adviser will generally emphasize valuation metrics within each sector when analyzing securities. Valuation metrics may include evaluating the pricing of a security based off its price to earnings ratio, price to cash flow ratio, price to book value ratio, and earnings to growth ratio.

Under normal circumstances, the Fund will invest at least 80% of its net assets in a diversified portfolio of equity securities. Normally, the Adviser selects from a group of equity securities with market capitalizations above $10 billion, although the Fund may also invest in companies of any size, including what are commonly referred to as small-cap and mid-cap companies. The Adviser's environmental, social, and governance ("ESG") screening process is then applied to the eligible securities. Under normal circumstances, at least 80% of the Fund's net assets will be subject to the ESG screening process. Application of the screening process is based on information known by the Adviser and information provided by third parties that compile and publish such data. The screening criteria is based on the belief in responsible investing consistent with Christian moral and social justice principals as outlined by the U.S. Conference of Catholic Bishops Socially Responsible Investment Guidelines and other Christian teachings. The criteria are reviewed from time to time by the Adviser.

Companies will generally be excluded that are known to:

●	Directly participate in abortion;

●	Manufacture contraceptives;

●	Produce pornographic media content;

●	Engage in scientific research on human fetuses or embryos;

●	Have recent material fines or legal judgments relating to employee discrimination or human rights abuses, employee health or safety or environmental violations;

●	Manufacture nuclear weapons, biological or chemical weapons, indiscriminate weapons of mass destruction or anti-personnel landmines;

Eligible companies are further evaluated and an assessment is made concerning their record on human rights, environment and corporate governance, both positive and negative. The screening process is designed to measure a company's impact on people, communities and the market and is an integral part of the investment process.

Once it has been determined that a company is eligible for investment, the portfolio managers apply economic criteria to select equity securities for the Fund's portfolio to correlate to the stock sectors of the S&P 500. Economic criteria used includes the company's valuation, growth potential, dividend policy, and other economic factors. The portfolio holdings of eligible companies within each sector are weighted as equally as feasible at the time of purchase, with the portfolio managers purchasing new positions approximately equal in weight to the other companies held within the applicable sector. The Adviser will rebalance the portfolio holdings from time to time as it deems appropriate. From time to time investments may no longer be considered eligible given changes in their economic outlook or their compliance with the Adviser's screening process. In such a case, the Fund may sell a security when the portfolio managers determine that other eligible securities offer a more attractive investment opportunity. Whether to hold or sell a security in the Fund that no longer passes the screening process is at the discretion of the Adviser, who may opt to hold the security based on the security's anticipated appreciation, as a means to effect change in the activities or policies of the company or as a means to defer or eliminate trading costs associated with the sale of the security. The Fund may hold cash in addition to the securities of companies, primarily as a means to pay redemption requests. Otherwise, the Fund intends to remain fully invested. In addition to common stocks, the Fund may from time to time purchase other equities such as real estate investment trusts ("REITs"), shares of other investment companies and exchange traded funds ("ETFs"), mainly as an alternative to holding cash prior to investment. To the extent that investments in other investment companies and ETFs are included in order to satisfy the requirement to invest at least 80% of the Fund's net assets according to the ESG guidelines outlined above, the Fund will take reasonable steps to verify that the holdings of these underlying funds meet the ESG screening criteria.

Principal Risks

The principal risks of investing in the Fund are summarized below. There may be circumstances that could prevent the Fund from achieving its investment goal and you may lose money by investing in the Fund. You should carefully consider the Fund's investment risks before deciding whether to invest in the Fund.

Mid-Cap and Small-Cap Risk. Stocks of mid-cap and small-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap and small-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition. These risks are higher for small-cap companies.

Excluded Securities Risk. The universe of acceptable investments for the Fund may be limited as compared to other funds due to the Fund's ESG investment screening. Because the Fund does not invest in companies that do not meet its ESG criteria, and the Fund may sell portfolio companies that subsequently violate its screens, the Fund may be riskier than other mutual funds that invest in a broader array of securities. Although the Adviser believes that the Fund can achieve its investment objective within the parameters of ESG investing, eliminating certain securities as investments may have an adverse effect on the Fund's performance.

ETF and Other Investment Company Risk. The Fund may invest in ETFs and other investment companies ("Underlying Funds"). As a result, your cost of investing in the Fund may be higher than the cost of investing directly in Underlying Fund shares and may be higher than other mutual funds that invest directly in equities. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses.

Investment Style Risk. The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's judgment will produce the desired results.

REIT Risk. The Fund may invest in REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended.

Stock Market Risk. Stock prices can decline overall due to changes in the economic outlook, interest rates, and economic, political, or social events in the U.S. or abroad. All stocks are subject to these risks.

Security Risk. The value of the Fund may decrease in response to the activities and financial prospects of individual securities in the Fund's portfolio.

Industry Risk. The Fund's portfolio may be over-weighted in certain industries such as industrial services or health care technology, and under-weighted in other industries such as pharmaceuticals or defense; therefore, any positive or negative developments affecting those industries will have a greater impact on the Fund.

Sector Risk. The Fund's portfolio may be over-weighted in certain sectors such as information technology, consumer cyclicals or energy; therefore, any negative development affecting those sectors will have a greater impact on the Fund.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which may cause the Fund's investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Performance

The returns presented below for the Fund reflect the performance of the ESG Predecessor Fund for periods prior to December 19, 2018. The Fund has adopted the performance of the ESG Predecessor Fund as the result of a reorganization consummated after the close of business on December 19, 2018, in which the Fund acquired all or substantially all of the assets and all of the stated liabilities included in the financial statements of the ESG Predecessor Fund (the "ESG Reorganization"). The performance of the Investor Class and Institutional Class shares of the Fund are based off of the performance of the Class A and Class I shares, respectively, of the ESG Predecessor Fund. Prior to the ESG Reorganization, the Fund was a "shell" fund with no assets and had not commenced operations.

The ESG Predecessor Fund was managed by a different investment adviser and different portfolio managers than the Fund. The performance information below is intended to serve as an illustration of the variability of the Fund's returns since the Fund is a continuation of the ESG Predecessor Fund and has the same investment objective and substantially similar strategies as the ESG Predecessor Fund. While the Fund is substantially similar to the ESG Predecessor Fund and theoretically would have invested in a similar portfolio of securities, the Fund's performance during the same time period may have been different than the performance of the ESG Predecessor Fund due to, among other things, differences in strategies, fees and expenses.

The bar chart below shows how the Fund's investment results have varied from year to year as represented by the performance of its Investor Class shares. Results prior to December 19, 2018 are for the Class A shares of the ESG Predecessor Fund. Sales charges applicable to the Class A shares of the ESG Predecessor Fund are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. The table below shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index. Results prior to December 19, 2018 are for the ESG Predecessor Fund. Past performance (before and after taxes) of the Fund and the ESG Predecessor Fund is not necessarily an indication of how the Fund will perform in the future. Prior to May 31, 2017, the ESG Predecessor Fund's Class I shares were called Class C shares, and the fee structure was different.  Those shares sold before May 31, 2017 were subject to a contingent deferred sales load, which is not reflected in the returns set forth in the table below.  If the contingent deferred sales load was included, the returns would be less than those shown.

(as of December 31)

Highest/Lowest quarterly results during this time period were: Best Quarter: 2nd Quarter, 2009, 17.10% Worst Quarter: 3rd Quarter, 2011, -16.13%
Average Annual Total Returns (for the period ended December 31, 2018)
Average Annual Total Returns - Dana Epiphany ESG Equity Fund		1 Year	5 Years	10 Years
Investor Class	[1]	(7.18%)	5.46%	10.84%
Investor Class | After Taxes on Distributions		(9.93%)	2.84%	8.95%
Investor Class | After Taxes on Distributions and Sales		(2.19%)	3.77%	8.53%
Institutional Class	[2]	(6.86%)	4.92%	5.97%
S&P 500 Index		(4.38%)	8.49%	13.12%
[1]	Returns shown for periods prior to December 19, 2018 are for Class A shares of the ESG Predecessor Fund, and include a sales load.
[2]	Returns shown for periods prior to December 19, 2018 are for Class I shares of the ESG Predecessor Fund.

After-tax returns are shown for the Investor Class shares only. After-tax returns for Institutional Class will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (855) 280-9648. Performance data current to the most recent quarter end may be obtained on the Fund's website at www.danafunds.com.